SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Income (Loss) per Share of Common Stock (Details) - CIK 0001839990 Artemis Strategic Investment Corp [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Class A Common Stock
Numerator: Net income (loss) allocable to Common Stock	$ 3,614,039		$ 2,610,650		$ 162,830
Weighted Average shares of Common Stock outstanding, basic	20,125,000		20,125,000		4,947,859
Weighted Average shares of Common Stock outstanding, diluted	20,125,000		20,125,000		4,947,859
Basic net income/(loss) per share	$ 0.18		$ 0.13		$ 0.03
Diluted net income/(loss) per share	$ 0.18		$ 0.13		$ 0.03
Class B Common Stock
Numerator: Net income (loss) allocable to Common Stock	$ 903,510	$ (9,098)	$ 652,662	$ (10,694)	$ 149,288
Weighted Average shares of Common Stock outstanding, basic	5,031,250	5,031,250	5,031,250	5,031,250	4,536,343
Weighted Average shares of Common Stock outstanding, diluted	5,031,250	5,031,250	5,031,250	5,031,250	4,536,343
Basic net income/(loss) per share	$ 0.18	$ 0.00	$ 0.13	$ 0.00	$ 0.03
Diluted net income/(loss) per share	$ 0.18	$ 0.00	$ 0.13	$ 0.00	$ 0.03